ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Information of the Company's VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total current assets	$ 269,062,719	$ 204,736,461
Total assets	432,580,703	419,240,309
Total current liabilities	100,790,467	67,370,807
Total liabilities	110,650,467	86,630,807
Net cash provided by operating activities	31,069,303	35,729,510	46,655,914
Net cash (used in) provided by investing activities	(32,117,597)	(43,944,598)	(41,206,784)
Net cash (used in) financing activities	(16,914,796)	8,956,797	(14,313,046)
Sales [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	95.70%	97.30%	95.30%
Assets, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	48.80%	62.00%
Liabilities, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	54.90%	88.60%
VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	134,777,487	140,476,592
Total assets	211,055,266	259,746,443
Total current liabilities	50,862,163	57,510,282
Total liabilities	60,722,163	76,770,282
Revenues	217,859,413	168,999,541	172,090,218
Net income	22,996,737	16,439,680	28,331,383
Net cash provided by operating activities	26,682,007	28,830,017	43,021,136
Net cash (used in) provided by investing activities	28,503,343	(38,188,141)	(53,172,297)
Net cash (used in) financing activities	$ (21,201,273)	$ (6,588,420)